Tax - Tax reconciliation commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%
Average effective tax rate	22.30%	30.50%	34.80%
Decrease in tax rate effect of tax losses	10.80%
Decrease in applicable tax rate	2.50%
– impact of differences between French tax basis and IFRSs	$ 434	$ 0	$ 0
– impact of changes in tax rates	$ 132	$ 58	$ (11)
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	22.30%	19.70%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%